Trade and other payables (Details) - GBP (£)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Trade and other payables
Trade payables	£ 348,707,000	£ 302,708,000	£ 290,239,000
Other payables	10,274,000	12,039,000	13,420,000
Accrued expenses	49,139,000	62,271,000	66,079,000
Social security and other taxes	13,472,000	20,595,000	18,529,000
Total trade and other payables	421,592,000	397,613,000	388,267,000
Less: non-current portion
Trade payables	189,693,000	160,649,000	159,719,000
Other payables	198,000	492,000	776,000
Non-current trade and other payables	189,891,000	161,141,000	160,495,000
Current trade and other payables	231,701,000	236,472,000	227,772,000
Transfer fees and other associated costs	338,978,000	276,626,000	280,730,000
Gross contractual trade payables pre discounting	378,560,000	317,809,000	307,913,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	189,693,000	160,649,000	159,719,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	108,752,000	80,256,000	79,385,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	80,941,000	80,393,000	79,855,000
Later than 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 0	£ 0	£ 479,000